INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

October 24, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476

and 811-22894 on behalf of the Tradr 2X Long IMSR Daily ETF, Tradr 2X Long NKLR Daily ETF, Tradr 2X Long NUCL Daily ETF, Tradr 2X Long PlusAI Daily ETF and Tradr 2X Long USDE Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 468 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the Tradr 2X Long IMSR Daily ETF, Tradr 2X Long NKLR Daily ETF, Tradr 2X Long NUCL Daily ETF, Tradr 2X Long PlusAI Daily ETF and Tradr 2X Long USDE Daily ETF series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary